Borrowings - Borrowings (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Non-current
Senior Notes	$ 760,136	$ 414,638
Non-current	1,054,192	680,005
Current
Senior Notes	6,751	6,858
Current	182,779	99,551
Total borrowings	1,236,971	779,556
Bank borrowings
Non-current
Bank borrowings	294,056	265,367
Current
Bank borrowings	$ 176,028	$ 92,693